UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio              November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      132

Form 13F Information Table Value Total: $657,108
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                            Eubel Brady & Suttman Asset Management, Inc.
                                                            SEC Form 13-F
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                                 TITLE OF                 VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP     (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
3M CO                         COM             88579Y101       735     10,766 sh           SOLE       NONE       10,766
ABBOTT LABS                   COM             002824100       219      3,803 sh           SOLE       NONE        3,803
ALESCO FINL INC               COM             014485106        33     36,275 sh           SOLE       NONE       36,275
ALLIED WASTE INDS INC         COM PAR$.01NEW  019589308    21,448  1,930,542 sh           SOLE       NONE    1,930,542
ALTRIA GROUP INC              COM             02209S103     3,605    181,700 sh           SOLE       NONE      181,700
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105       480     10,350 sh           SOLE       NONE       10,350
AMERICA SVC GROUP INC         COM             02364l109       206     21,657 sh           SOLE       NONE       21,657
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    20,833  1,366,106 sh           SOLE       NONE    1,366,106
AMERICREDIT CORP              COM             03060R101    15,391  1,519,337 sh           SOLE       NONE    1,519,337
AMERISAFE INC                 COM             03071H100       323     17,750 sh           SOLE       NONE       17,750
AMTRUST FINANCIAL SERVICES I  COM             032359309        48    152,051 sh           SOLE       NONE      152,051
ANNALY CAP MGMT INC           COM             035710409     9,814    729,675 sh           SOLE       NONE      729,675
ASHFORD HOSPITALITY TR INC    COM SHS         044103109     5,068  1,251,246 sh           SOLE       NONE    1,251,246
AVX CORP NEW                  COM             002444107       178     17,450 sh           SOLE       NONE       17,450
BANK OF NEW YORK MELLON CORP  COM             064058100       544     16,711 sh           SOLE       NONE       16,711
BANK OF AMERICA CORPORATION   COM             060505104       894     25,547 sh           SOLE       NONE       25,547
BB&T CORP                     COM             054937107       221      5,840 sh           SOLE       NONE        5,840
BERKSHIRE HATHAWAY INC DEL    CL B            084670207    27,174      6,183 sh           SOLE       NONE        6,183
BOSTON PRIVATE FINL HLDGS IN  COM             101119105    11,793  1,349,305 sh           SOLE       NONE    1,349,305
BP PLC                        COM             055622104       564     11,246 sh           SOLE       NONE       11,246
BRISTOL MYERS SQUIBB CO       COM             110122108       265     12,691 sh           SOLE       NONE       12,691
BRISTOW GROUP INC             COM             110394103       231      6,825 sh           SOLE       NONE        6,825
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104       462     16,852 sh           SOLE       NONE       16,852
BROOKLINE BANCORP INC DEL     COM             11373m107       275     21,475 sh           SOLE       NONE       21,475
CABLEVISION SYS CORP          COM             12686C109     9,293    369,351 sh           SOLE       NONE      369,351
CAPITAL ONE FINL CORP         COM             14040H105    17,636    345,796 sh           SOLE       NONE      345,796
CASTLEPOINT HOLDINGS LTD      COM             G19522112     9,132    820,445 sh           SOLE       NONE      820,445
CATO CORP NEW                 CL A            149205106       238     13,585 sh           SOLE       NONE       13,585
CENTEX CORP                   COM             152312104       393     24,272 sh           SOLE       NONE       24,272
CENTURYTEL INC                COM             156700106     6,011    164,000 sh           SOLE       NONE      164,000
CIMAREX ENERGY CO             COM             171798101       247      5,058 sh           SOLE       NONE        5,058
CINCINNATI FINL CORP          COM             172062101     6,555    230,502 sh           SOLE       NONE      230,502
CINTAS CORP                   COM             172908105    19,638    684,023 sh           SOLE       NONE      684,023
CIT GROUP INC                 COM             125581108       378     54,295 sh           SOLE       NONE       54,295
CLOROX CO DEL                 COM             189054109     8,164    130,235 sh           SOLE       NONE      130,235
COCA COLA CO                  COM             191216100       384      7,270 sh           SOLE       NONE        7,270
COLEMAN CABLE INC             COM             193459302    11,219  1,118,500 sh           SOLE       NONE    1,118,500
COMCAST CORP NEW              CL A            20030n101    16,636    847,499 sh           SOLE       NONE      847,499
CONSOL ENERGY INC             COM             20854P109    17,320    377,414 sh           SOLE       NONE      377,414
DELL INC                      COM             24702R101       208     12,646 sh           SOLE       NONE       12,646
DUN & BRADSTREET CORP DEL NE  COM             26483E104     8,507     90,158 sh           SOLE       NONE       90,158
ELECTRONICS FOR IMAGING INC   COM             286082102       269     19,275 sh           SOLE       NONE       19,275
E M C CORP MASS               COM             268648102       138     11,565 sh           SOLE       NONE       11,565
EXXON MOBIL CORP              COM             30231G102     1,016     13,079 sh           SOLE       NONE       13,079
FAIR ISAAC CORP               COM             303250104       981     42,565 sh           SOLE       NONE       42,565
FEDERAL NATL MTG ASS          COM             313586109       135     88,410 sh           SOLE       NONE       88,410
FBR CAPITAL MARKETS CORP      COM             30247C301     3,384    522,227 sh           SOLE       NONE      522,227
FIFTH THIRD BANCORP           COM             316773100       672     56,499 sh           SOLE       NONE       56,499
FORD MTR CO DEL               COM PAR $0.01   345370860       127     24,330 sh           SOLE       NONE       24,330
FOREST CITY ENTERPRISES INC   COM             345550107       480     15,650 sh           SOLE       NONE       15,650
FRIEDMAN BILLINGS RAMSEY GRO  CL A            358434108       650    325,226 sh           SOLE       NONE      325,226
GANNETT INC                   COM             364730101    11,781    696,714 sh           SOLE       NONE      696,714
GARMIN LTD                    COM             G37260109       315      9,270 sh           SOLE       NONE        9,270
GENERAL COMMUNICATION INC     CL A            369385109     1,050    113,360 sh           SOLE       NONE      113,360
GENERAL ELECTRIC CO           COM             369604103       969     38,017 sh           SOLE       NONE       38,017
GOLDMAN SACHS GROUP INC       COM             38141G104       510      3,988 sh           SOLE       NONE        3,988
GOOGLE INC                    CL A            38259P508       411      1,018 sh           SOLE       NONE        1,018
GULFSTREAM INTL GROUP INC     COM             402738108       570    178,250 sh           SOLE       NONE      178,250
HEARST-ARGYLE TELEVISION INC  COM             422317107     6,325    283,230 sh           SOLE       NONE      283,230
HOME DEPOT INC                COM             437076102    15,421    595,617 sh           SOLE       NONE      595,617
HORSEHEAD HLDG CORP           COM             440694305     5,766    977,365 sh           SOLE       NONE      977,365
HUNTINGTON BANCSHARES INC     COM             446150104       195     24,453 sh           SOLE       NONE       24,453
ILLINOIS TOOL WKS INC         COM             452308109    12,628    284,085 sh           SOLE       NONE      284,085
ISHARES TR                    RUSL 3000 VALU  464287663       203      2,420 sh           SOLE       NONE        2,420
JOHNSON & JOHNSON             COM             478160104    13,671    197,323 sh           SOLE       NONE      197,323
JONES APPAREL GROUP INC       COM             480074103     5,042    272,368 sh           SOLE       NONE      272,368
JOURNAL COMMUNICATIONS INC    CL A            481130102        61     12,570 sh           SOLE       NONE       12,570
JPMORGAN & CHASE & CO         COM             46625H100     1,141     24,423 sh           SOLE       NONE       24,423
KEY ENERGY SVCS INC           COM             492914106    12,263  1,057,156 sh           SOLE       NONE    1,057,156
KOHLS CORP                    COM             500255104    21,294    462,117 sh           SOLE       NONE      462,117
KRAFT FOODS INC               CL A            50075n104     4,989    152,345 sh           SOLE       NONE      152,345
K-SWISS INC                   CL A            482686102     1,176     67,585 sh           SOLE       NONE       67,585
LANCASTER COLONY CORP         COM             513847103     8,668    230,176 sh           SOLE       NONE      230,176
LEGG MASON INC                COM             524901105       383     10,074 sh           SOLE       NONE       10,074
LEUCADIA NATL CORP            COM             527288104    28,245    621,592 sh           SOLE       NONE      621,592
LIBERTY MEDIA CORP NEW        ENT COM SER A   53071M500     8,797    352,316 sh           SOLE       NONE      352,316
LOUISIANA PAC CORP            COM             546347105       479     51,500 sh           SOLE       NONE       51,500
LOWES COS INC                 COM             548661107       322     13,599 sh           SOLE       NONE       13,599
M & T BK CORP                 COM             55261F104     4,592     51,450 sh           SOLE       NONE       51,450
MANPOWER INC                  COM             56418H100     3,529     81,755 sh           SOLE       NONE       81,755
MARKEL CORP                   COM             570535104       344        980 sh           SOLE       NONE          980
MBIA INC                      COM             55262c100       187     15,725 sh           SOLE       NONE       15,725
MEDIACOM COMMUNICATIONS CORP  CL A            58446k105       895    151,106 sh           SOLE       NONE      151,106
MERCURY GENL CORP NEW         COM             589400100    11,011    201,106 sh           SOLE       NONE      201,106
MERRILL LYNCH & CO INC        COM             590188108       237      9,355 sh           SOLE       NONE        9,355
MERUELO MADDUX PROPERTIES IN  COM             590473104     3,779  3,097,265 sh           SOLE       NONE    3,097,265
MGIC INVT CORP WIS            COM             552848103     1,547    220,052 sh           SOLE       NONE      220,052
MICROSOFT CORP                COM             594918104       458     17,169 sh           SOLE       NONE       17,169
MYR GROUP INC DEL             COM             55405W104     7,764    613,270 sh           SOLE       NONE      613,270
NATIONAL CITY CORP            COM             635405103       240    137,296 sh           SOLE       NONE      137,296
NEWALLIANCE BANCSHARES INC    COM             650203102       407     27,075 sh           SOLE       NONE       27,075
NORTHERN OIL & GAS INC NEV    COM             665531109     2,500    307,545 sh           SOLE       NONE      307,545
NUCOR CORP                    COM             670346105       219      5,535 sh           SOLE       NONE        5,535
NVR INC                       COM             62944T105    28,233     49,359 sh           SOLE       NONE       49,359
ORCHIDS PAPER PRODS CO DEL    COM             68572N104       234     33,690 sh           SOLE       NONE       33,690
ORION MARINE GROUP INC        COM             68628V308    12,096  1,153,054 sh           SOLE       NONE    1,153,054
PARK NATL CORP                COM             700658107     1,973     25,293 sh           SOLE       NONE       25,293
PAYCHEX INC                   COM             704326107       280      8,481 sh           SOLE       NONE        8,481
PFIZER INC                    COM             717081103    14,938    810,067 sh           SOLE       NONE      810,067
PHILIP MORRIS INTL INC        COM             718172109     8,229    171,089 sh           SOLE       NONE      171,089
PINNACLE GAS RESOURCES INC    COM             723464301     4,241  3,366,004 sh           SOLE       NONE    3,366,004
PROCTER & GAMBLE CO           COM             742718109       659      9,451 sh           SOLE       NONE        9,451
QUEST RESOURCE CORP           COM             748349305        69     25,875 sh           SOLE       NONE       25,875
COM NEW                       COM             750236101       101     20,054 sh           SOLE       NONE       20,054
RAIT Financial Trust          COM             749227104     8,221  1,497,414 sh           SOLE       NONE    1,497,414
RLI Corp                      COM             749607107     6,715    108,147 sh           SOLE       NONE      108,147
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206       201      3,408 sh           SOLE       NONE        3,408
SEABRIGHT INSURANCE HLDGS IN  COM             811656107     9,738    749,049 sh           SOLE       NONE      749,049
SEARS HLDGS CORP              COM             812350106     6,568     70,248 sh           SOLE       NONE       70,248
SELECT COMFORT CORP           COM             81616X103        45     27,300 sh           SOLE       NONE       27,300
SHERWIN WILLIAMS CO           COM             824348106    21,234    371,483 sh           SOLE       NONE      371,483
SOVEREIGN BANCORP INC         COM             845905108        51     13,006 sh           SOLE       NONE       13,006
SPECIALTY UNDERWRITERS ALLIA  COM             84751T309        99     20,035 sh           SOLE       NONE       20,035
SYNOVUS FINL CORP             COM             87161C105    14,716  1,421,796 sh           SOLE       NONE    1,421,796
TELEPHONE & DATA SYS INC      COM             879433100     8,809    246,414 sh           SOLE       NONE      246,414
TELLABS INC                   COM             879664100       128     31,418 sh           SOLE       NONE       31,418
ST JOE CO                     COM             790148100       371      9,500 sh           SOLE       NONE        9,500
THOMAS PPTYS GROUP INC        COM             884453101       747     73,980 sh           SOLE       NONE       73,980
TIMBERLAND CO                 CL A            887100105       175     10,065 sh           SOLE       NONE       10,065
TOWER GROUP INC               COM             891777104     3,406    144,570 sh           SOLE       NONE      144,570
TRINITY INDS INC              COM             896522109       255      9,897 sh           SOLE       NONE        9,897
TYCO ELECTRONICS LTD          COM NEW         G9144P105     1,410     50,976 sh           SOLE       NONE       50,976
TYCO INTL LTD BERMUDA         SHS             G9143X208     6,085    173,767 sh           SOLE       NONE      173,767
UNITED PARCEL SERVICE INC     CL B            911312106     3,145     50,000 sh           SOLE       NONE       50,000
US BANCORP DEL                COM NEW         902973304       534     14,828 sh           SOLE       NONE       14,828
UST INC                       COM             902911106    10,177    152,942 sh           SOLE       NONE      152,942
WALGREEN CO                   COM             931422109       326     10,538 sh           SOLE       NONE       10,538
WELLPOINT INC                 COM             94973V107     9,782    209,153 sh           SOLE       NONE      209,153
WELLS FARGO & CO NEW          COM             949746101    10,043    267,597 sh           SOLE       NONE      267,597
WILLIAMS CTLS INC             COM             969465608     1,486    115,375 sh           SOLE       NONE      115,375
WYETH                         COM             983024100       335      9,077 sh           SOLE       NONE        9,077
YAHOO INC                     COM             984332106       215     12,408 sh           SOLE       NONE       12,408


SK 00843 0001 937509
11/11/08